Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Revenue	$ 4,287	$ 5,263	$ 7,383	$ 9,130
Cost of goods sold	3,053	3,696	5,389	6,510
Gross profit	1,234	1,567	1,994	2,620
Operating expenses:
Promotion and selling	625	920	1,098	2,277
General and administrative	690	1,078	1,365	2,410
Operating Expenses	1,315	1,998	2,463	4,687
Loss from operations	(81)	(431)	(469)	(2,067)
Other (expense) income, net	(9)	(5)	4	(16)
Loss before income taxes	(90)	(436)	(465)	(2,083)
Income tax expense, net	(5)	(23)	(29)	(48)
Net loss	$ (95)	$ (459)	$ (494)	$ (2,131)
Earnings (loss) per share - basic and diluted	$ 0.00	$ (0.01)	$ (0.01)	$ (0.06)
Weighted average basic and diluted common shares outstanding	38,530,416	38,544,140	38,530,416	37,268,386